Stockholders' Equity - Preferred Stock Shares (Details) - $ / shares	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Stockholders' Equity
Preferred shares, shares authorized		1,000,000	1,000,000
Preferred stock, par value, (per share)		$ 0.0001	$ 0.0001
Preferred shares, shares issued	0	0	0
Preferred shares, shares outstanding	0	0	0